INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAX
Schedule of provision for income taxes

	Year ended December 31,
Income before income taxes	2011	2010	2009
Russia	$1,807,154	$1,817,583	$1,220,730
Other jurisdictions	292,198	248,048	278,410

Total	$2,099,352	$2,065,631	$1,499,140

Current income tax expense
Russia	$448,729	$456,424	$304,231
Other jurisdictions	71,343	106,212	99,292

Total	$520,072	$562,636	$403,523

Deferred income tax expense/(benefit)
Russia	$1,606	$(35,529)	$131,485
Other jurisdictions	9,942	(9,919)	(29,961)

Total	$11,548	$(45,448)	$101,524

Russian statutory income tax rate reconciled to the Group's effective income tax rate

	2011	2010	2009
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	2.8	3.5	4.9
Currency exchange and transaction loss	—	—	0.5
Unrecognized tax benefits	(0.2)	0.1	(0.2)
Settlements with tax authorities	(0.5)	(1.0)	(2.9)
Different tax rate of foreign subsidiaries	(0.2)	(0.5)	(2.0)
Earnings distribution from subsidiaries	2.9	0.7	6.8
Disposal of treasury stock	—	—	(4.1)
Effect of change in tax rate in Ukraine	0.8	0.7	—
Change in valuation allowance	(0.2)	(0.2)	10.3
Comstar corporate reorganization	—	—	0.4
Impairment of long-lived assets	—	1.3	—
Other	(0.1)	0.4	—

Effective income tax rate	25.3%	25.0%	33.7%

Schedule of deferred tax assets and liabilities

	December 31,
	2011	2010
Assets/(liabilities) arising from tax effect of:
Deferred tax assets
Depreciation of property, plant and equipment	$140,371	$211,307
Other intangible assets	—	1,346
Deferred connection fees	26,063	31,522
Subscriber prepayments	16,755	20,832
Accrued expenses for services	118,103	148,828
Inventory obsolescence	13,650	5,884
Loss carryforward	203,313	196,883
Impairment of property, plant and equipment	2,415	4,438
Other	29,352	22,384
Valuation allowance	(163,075)	(165,994)

Total deferred tax assets	386,947	477,430

Deferred tax liabilities
Licenses acquired	$(35,377)	$(62,606)
Depreciation of property, plant and equipment	(136,465)	(192,679)
Customer base	(39,272)	(34,783)
Other intangible assets	(42,435)	(41,011)
Debt issuance cost	(20,975)	(11,134)
Potential distributions from/to Group's subsidiaries/associates	(88,596)	(105,821)
Other	(31)	(4,992)

Total deferred tax liabilities	(363,151)	(453,026)

Net deferred tax asset	23,796	24,404

Net deferred tax asset, current	$189,622	$234,658
Net deferred tax asset, non-current	$62,102	$81,816
Net deferred tax liability, long-term	$(227,928)	$(292,070)

Schedule of significant balances for income tax losses carried forward and related operating losses

		2011		2010
Jurisdiction	Period for carry-forward	Operating losses	Tax losses	Operating losses	Tax losses
Luxembourg (MGTS Finance S.A.)	Unlimited	$431,461	125,124	$429,186	124,464
Russia (Comstar-UTS, RTC and other)	2012-2021	390,945	78,189	362,096	72,419

Total		$822,406	203,313	$791,282	196,883

Valuation allowances against deferred tax assets

Valuation allowances	2011	2010
Sale of investment in Svyazinvest	$66,596	$66,887
Operating loss in Luxemburg (MGTS Finance S.A.)	94,692	94,032
Other	1,787	5,075

Total	$163,075	$165,994

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2011	2010	2009
Balance, beginning of the year	$13,993	$10,607	$12,360
Additions based on tax position related to the current year	9,149	14,590	2,094
Additions based on tax positions related to prior years	2,647	1,504	—
Additions based on tax of acquired entities	5,129	7,587	1,521
Reduction in tax positions related to prior years	(5,213)	(2,141)	(1,778)
Settlements with tax authorities	(8,323)	(18,109)	(3,305)
Currency translation adjustment	(1,044)	(45)	(285)

Balance, end of the year	$16,338	$13,993	$10,607